ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE

The Accounts receivable and allowance balances at December 31, 2021 and 2020 are as follows:

	2021	2020
Accounts receivable	$357,233	$125,105
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$357,233	$125,105

No allowance for doubtful accounts was made for the years ended December 31, 2021 and 2020.